INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Customer relationships	31,200	31,200	5,008
Less: accumulated amortization	(1,533)	(4,092)	(657)

Customer relationships, net	29,667	27,108	4,351

Dealership agreements	105,400	105,400	16,918
Less: impairment	-	(26,450)	(4,246)

Dealership agreements, net	105,400	78,950	12,672

Intangible assets, net	135,067	106,058	17,023

Schedule of Estimated Future Amortization Expenses of Intangible Assets

The estimated annual amortization expenses for intangible assets for each of the five succeeding years are as follows:

	2013	2014	2015	2016	2017
	RMB	RMB	RMB	RMB	RMB
Customer relationships	3,120	3,120	3,120	3,120	3,120